Preliminary Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Apr. 17, 2014 Springstone Financial, Llc
Assets:
Cash			$ 2,256
Restricted cash			1,581
Property, equipment and software			366
Other assets			599
Identified intangible assets			40,200
Goodwill	72,592		72,592
Liabilities:
Accounts payable			239
Accrued expenses and other liabilities			5,536
Total purchase consideration			$ 111,819